Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2035 Fund - Class A
Bar Chart Table:
Annual Return 2019	25.22%
Annual Return 2020	16.39%
Annual Return 2021	13.79%
Annual Return 2022	(18.57%)
Annual Return 2023	17.35%